UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida April 4, 2007
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	54
Form 13F information table value total:	131,933,449
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE




NAME OF ISSUER   		TYPE	CUSIP   	SHARES	FMV
3M CO				com	88579Y101	39,807	2,296,304  Sole
ALBERTO CULVER CO CL B 		com	013078100	174,610	4,716,824  Sole
AMERICAN EXPRESS CO		com	025816109	30,815	1,041,506  Sole
ANHEUSER BUSCH COS INC		com	035229103	115,920	5,256,102  Sole
ARKANSAS BEST CORP DEL COM	com	040790107	11,505	450,337	   Sole
AUTOMATIC DATA PROCESSING INC	com	053015103	150,881	5,710,594  Sole
BALDWIN AND LYONS INC CL B	com	057755209	53,707	1,336,360  Sole
BROADRIDGE FINL SOLUTI COM	com	11133T103	37,677	646,177	   Sole
CASCADE NATL GAS CORP		com	147339105	14,140	290,948	   Sole
CINTAS CORP COM			com	172908105	117,357	4,487,768  Sole
COCA COLA CO			com	191216100	159,000	6,809,737  Sole
COLGATE PALMOLIVE CO		com	194162103	52,390	2,687,199  Sole
COMMUNICATIONS SYS INC		com	203900105	70,825	615,294	   Sole
CONN WTR SVC INC COM		com	207797101	60,705	1,378,110  Sole
DELL INC COM			com	24702R101	266,490	6,617,837  Sole
DELTA NAT GAS INC COM		com	247748106	17,805	449,023	   Sole
ENERGY WEST INC COM		com	29274A105	34,633	433,607	   Sole
EXXON MOBIL CORP		com	30231G102	21,532	875,003	   Sole
GENERAL ELECTRIC CO		com	369604103	115,452	3,474,861  Sole
GROLSCH NV - CVA (EUR) 1.0	com	N37291916	106,682	2,701,697  Sole
HANESBRANDS INC COM		com	410345102	148,675	3,670,654  Sole
HARLEY DAVIDSON INC		com	412822108	47,805	2,213,023  Sole
HEALTH MGMT ASSOC INC CL A	com	421933102	160,185	3,287,349  Sole
HERSHEY COMPANY			com	427866108	35,055	1,433,282  Sole
HOME DEPOT INC			com	437076102	59,283	2,002,251  Sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	248,805	4,464,309  Sole
INTERNATIONAL SPEEDWAY CORP CLA	com	460335201	53,095	2,419,353  Sole
JOHNSON AND JOHNSON CO		com	478160104	34,288	1,771,397  sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	53,910	2,635,893  sole
MCGRAW HILL CO INC		com	580645109	58,274	2,060,121d sole
MEDTRONIC INC			com	585055106	56,436	2,637,969  Sole
MERCK & CO INC			com	589331107	105,017	4,255,259  Sole
MICROSOFT CORP			com	594918104	69,600	1,712,202  Sole
MOCON INC			com	607494101	127,590	1,087,291  Sole
MYLAN LABS INC COM		com	628530107	267,927	5,596,354  Sole
NATIONAL DENTEX CORP		com	63563H109	39,692	624,653	   Sole
OIL DRI CORP AMERICA		com	677864100	126,723	1,815,083  Sole
PATTERSON DENTAL CO COM		com	703395103	86,403	2,462,709  Sole
PEPSICO INC			com	713448108	61,286	2,663,804  sole
PFIZER INC			com	717081103	81,772	2,510,044  Sole
PROCTER AND GAMBLE CO		com	742718109	11,917	617,425	   Sole
RGC RES INC COM			com	74955L103	17,882	461,489	   Sole
SALLY BEAUTY HLDGS INC COM	com	79546E104	77,995	951,354	   Sole
SARA LEE CORP COM		com	803111103	238,126	4,007,365  Sole
SERVICEMASTER CO		com	81760N109	409,406	4,825,936  Sole
TELEPHONE & DATA SYS COM	com	879433100	51,925	1,925,424  Sole
TELEPHONE & DATA SYS SPL COM	com	879433860	27,776	902,579	   Sole
THE LIMITED			com	532716107	174,483	3,429,486  Sole
TRAVELERS GROUP INC COM		com	89417E109	30,851	1,174,714  Sole
UNITED PARCEL SVC INC CL B	com	911312106	28,473	1,929,870  Sole
UNITIL CORP COM			com	913259107	30,310	777,149	   Sole
VIRCO MFG CO			com	927651109	75,951	518,136	   Sole
WAL MART STORES INC		com	931142103	39,369	1,970,969  Sole
XL CAPITAL LTD A SHS		com	G98255105	71,146	4,843,263  Sole